INVESTMENT IN ASSOCIATE (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Additional investment					$ 1,000
Stimunity S.A. [Member]
IfrsStatementLineItems [Line Items]
Additional investment	$ 1,000
Proportion of voting rights held in associate				44.00%		44.00%
Equity in loss income		$ 58	$ 49	$ 102	$ 391